Net Loss Attributable to Common Shareholders	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Net Loss Attributable to Common Shareholders

Note 16 – Net Loss Attributable to Common Shareholders

Net loss attributable to common stockholders is computed by deducting both the dividend distributions declared in the period on preferred stock and the dividends accumulated for the period on cumulative preferred stock from net income (“Basic EPS”). Diluted net loss per share (“Diluted EPS”) is computed by dividing net loss attributable to common stockholders by the total of the weighted-average common stock outstanding shares outstanding during the period.

Diluted EPS for the three months ended March 31, 2020 exclude the dilutive effect of stock option shares because their inclusion would be anti-dilutive for all periods. All stock options were cancelled during 2020.

The following table sets forth the calculation of both basic and diluted net loss per share as follows for the periods indicated (in thousands, except share and per share amounts):

	Three Months Ended
	March 31, 2021	March 31, 2020
Basic and Diluted Net loss per share:
Net loss	$(3,274)	$(9,070)
Less: Cumulative preferred dividends	(201)	(188)

Net loss attributable to common shareholders	$(3,475)	$(9,258)

Shares used in computation:
Weighted-average common shares outstanding	54,358	49,205

Basic and Diluted Net loss per share:	$(63.92)	$(188.17)

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive for the periods indicated:

	Three Months Ended
	March 31, 2021	March 31, 2020
Stock Options	—	1,509

Note 19 – Net Loss Attributable to Common Shareholders

Net loss attributable to common stockholders is computed by deducting both the dividend distributions declared in the period on preferred stock and the dividends accumulated for the period on cumulative preferred stock from net income (“Basic EPS”). Diluted net loss per share (“Diluted EPS”) is computed by dividing net loss attributable to common stockholders by the total of the weighted-average common stock outstanding shares outstanding during the period.

Computation of Diluted EPS for each of the three years in the period ended December 31, 2020, respectively exclude the dilutive effect of stock option shares because their inclusion would be anti-dilutive for all periods.

The following table sets forth the calculation of both basic and diluted net loss per share as follows:

(in thousands, except share and per share amounts)	2020	2019	2018
Basic and Diluted Net loss per share:
Net loss	$(29,175)	$(1,638)	$(317)
Less: Distributions to preferred stockholders	—	—	(85,021)
Less: Cumulative preferred dividends	(740)	(721)	(5,591)

Net loss attributable to common shareholders	$(29,915)	$(2,359)	$(90,929)

Shares used in computation:
Weighted-average common shares outstanding	52,494	49,205	49,151

Basic and Diluted Net loss per share:	$(569.87)	$(47.94)	$(1,849.99)

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive for each of the three years in the period ended December 31, 2020:

	2020	2019	2018
Stock Options	542	1,509	1,473